CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Revenues
Net sales	$ 6,655	$ 6,450	$ 12,039	$ 11,526
Finance and interest income	293	303	590	599
Total Revenues	6,948	6,753	12,629	12,125
Costs and Expenses
Cost of goods sold	5,427	5,252	9,924	9,490
Selling, general and administrative expenses	575	595	1,117	1,141
Research and development expenses	228	225	419	408
Restructuring expenses	12	10	24	25
Interest expense	234	240	453	470
Other, net	139	190	280	820
Total Costs and Expenses	6,615	6,512	12,217	12,354
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	333	241	412	(229)
Income tax (expense)	(113)	(107)	(161)	(147)
Equity in income of unconsolidated subsidiaries and affiliates	27	(5)	45	(8)
Net income (loss)	247	129	296	(384)
Net income attributable to noncontrolling interests	5	3	8	2
Net income (loss) attributable to CNH Industrial N.V.	$ 242	$ 126	$ 288	$ (386)
Earnings (loss) per share attributable to common shareholders
Basic	$ 0.18	$ 0.10	$ 0.21	$ (0.28)
Diluted	0.18	0.10	0.21	(0.28)
Cash dividends declared per common share	$ 0.118	$ 0.148	$ 0.118	$ 0.148